Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

March 21, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2001, 2002, 2245, 2253, 2258, 2260, 2261, 2262, 2263, 2264, 2267 and 2271 (the “Funds”)

(File No. 333-235528, 333-235529, 333-280940, 333-282214, 333-282659, 333-282662, 333-282663, 333-283055, 333-283245, 333-283246, 333-284098 and 333-284198) (CIK 1795866, 1795865, 2015394, 2015402, 2015407, 2015410, 2015636, 2015638, 2015639, 2015641, 2034016 and 2040327)

Ladies/Gentlemen:

Pursuant to the requirements of Rule 497(d) of the General Rules and Regulations of the Securities Act of 1933, we are submitting a supplement to the prospectus being used with respect to the Fund.

Very truly yours,

Chapman and Cutler LLP

Enclosure

Advisors Disciplined Trust 2001, 2002, 2245, 2253, 2258, 2260, 2261, 2262, 2263, 2264, 2267 and 2271

Supplement to the Prospectus

Notwithstanding anything to the contrary in the prospectus, effective March 24, 2025 AAM’s unit investment trust division has moved to 8080 East Central Avenue, Suite 180, Wichita, Kansas 67206. You can contact our unit investment trust division at that address or by using the contacts listed on the back cover of the prospectus.

Supplement Dated: March 21, 2025